S000066077 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
S000066077 [Member] | C000213612 [Member]
Prospectus [Line Items]
Annual Return [Percent]	16.59%	16.39%	13.22%	(5.82%)	28.36%	1.48%